Goodwill and intangible assets - intangibles (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangibles
Additions	$ 7,535
Carrying amount at December 31	7,528	$ 509
Cost
Intangibles
Balance at January 1	3,885	4,026
Disposals	51	17
Effect of change in exchange rates	541	(124)
Balance at December 31	11,910	3,885
Depreciation
Intangibles
Balance at January 1	3,376	3,192
Additions		314
Amortization expense	492
Disposals	(51)	(17)
Effect of change in exchange rates	565	(113)
Balance at December 31	4,382	3,376
Customer relationships
Intangibles
Additions	216
Carrying amount at December 31	366	331
Customer relationships | Cost
Intangibles
Balance at January 1	1,384	1,428
Effect of change in exchange rates	193	(44)
Balance at December 31	1,793	1,384
Customer relationships | Depreciation
Intangibles
Balance at January 1	1,053	907
Additions		182
Amortization expense	217
Effect of change in exchange rates	157	(36)
Balance at December 31	1,427	1,053
Developed technology
Intangibles
Additions	7,319
Carrying amount at December 31	7,102
Developed technology | Cost
Intangibles
Balance at January 1	1,621	1,690
Disposals	51	17
Effect of change in exchange rates	225	(52)
Balance at December 31	9,114	1,621
Developed technology | Depreciation
Intangibles
Balance at January 1	1,621	1,690
Amortization expense	213
Disposals	(51)	(17)
Effect of change in exchange rates	229	(52)
Balance at December 31	2,012	1,621
IPR&D technology
Intangibles
Carrying amount at December 31	60	178
IPR&D technology | Cost
Intangibles
Balance at January 1	880	908
Effect of change in exchange rates	123	(28)
Balance at December 31	1,003	880
IPR&D technology | Depreciation
Intangibles
Balance at January 1	702	595
Additions		132
Amortization expense	62
Effect of change in exchange rates	179	(25)
Balance at December 31	$ 943	$ 702